General and administrative costs	6 Months Ended
Jun. 30, 2025
General and administrative costs
General and administrative costs	16. General and Administrative Costs General and administrative costs amount to € 8,050,000 for the six month period ended June 30, 2025 (six month period ended June 30, 2024: € 6,465,000).